TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong, Jr.
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor
===============================================================================
INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

================================================================================
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

NYTFI/A/95                              Printed on Recycled Paper [recycle logo]

LANDMARK\SM/ FUNDS
Advised by Citibank, N.A.

LANDMARK
NEW YORK TAX FREE
INCOME FUND

ANNUAL
REPORT
December 31, 1995

________________________________________________________________________________
                          A Letter To Our Shareholders
________________________________________________________________________________
Dear Shareholder:

     1995 was an excellent year for the U.S. bond markets. Contrary to many investors' expectations at the end of 1994, this year was characterized by modest economic growth, low inflation and declining interest rates. This combination of economic influences was a recipe for above-average gains in the financial markets, and investors who exercised patience and discipline during 1994's difficult market conditions reaped the rewards provided by stronger markets in 1995.

     The Landmark Funds' investment adviser, Citibank, N.A., manages the Landmark New York Tax Free Income Fund to generate high levels of current income exempt from federal, New York State and New York City personal income taxes, and to preserve the value of its shareholders' investment. Consistent with this objective, the Fund seeks to provide an attractive yield from a high-quality investment portfolio consisting of municipal obligations primarily of New York State, its municipalities and their agencies.

     This Annual Report reviews the Fund's investment activities and performance and provides a summary of Citibank's perspective on and outlook for the U.S. financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.

/s/ Philip W. Coolidge
Philip W. Coolidge
President
January 20, 1996

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, in clud ing possible loss of the principal amount invested.

TABLE OF CONTENTS

 1  Letter to Shareholders

 2  Market Environment
    Fund Snapshot

 3  Portfolio Manager
    The Portfolio Manager Responds
    Fund Quotes

 4  Strategy and Outlook
    Landmark New York Tax Free Income Fund--by the Numbers

 5  Fund Data
    Performance Highlights

 6  Portfolio of Investments

 8  Statement of Assets and Liabilities

 9  Statement of Operations

10  Statement of Changes in Net Assets

11  Financial Highlights

12  Notes to Financial Statements

14  Independent Auditors' Report

________________________________________________________________________________
MARKET ENVIRONMENT
________________________________________________________________________________
     When 1995 began, the prospects for municipal bonds appeared to be excellent. A declining supply of new issues, combined with steady demand for tax-advantaged investments, was expected to create a situation in which investors bid up the price of municipal bonds. Unfortunately, this scenario has not yet occurred. While municipal bonds remain in short supply, proposals in Congress for replacing the current federal income tax with a flat tax have constrained demand. Because many investors are uncertain of the tax advantages municipal bonds will provide in the future, they are reluctant to invest in longer term municipal securities.

     Yet, in our view, the current environment is ripe with opportunity. At year-end, 30-year AAA-rated municipal bonds were yielding an average of 5.25% of comparable, taxable U.S. Treasury securities. In effect, investors in the 36% tax bracket holding a tax-free bond yielding 5.25% would have to own a taxable bond yielding 8.20% to earn the same amount of investment income on an after-tax basis. In our view, municipal bonds represent one of the most undervalued and attractive sectors of the fixed-income marketplace.

     What's more, we believe that economic and fiscal conditions in New York State are positive for locally issued municipal bonds. First, in our opinion, tax-exempt bonds issued in New York are particularly undervalued because the lack of demand stemming from the flat tax proposals is particularly severe in high-tax states such as New York. In addition, although New York's rate of economic growth continues to lag that of the nation as a whole, the state appears to be managing its finances effectively.

--------------------------------------------------------------------------------
FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 12/31/95
$90.3 million

FUND OBJECTIVE
To generate high levels of current income exempt from federal, New York State and New York City personal income taxes,+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper New York Municipal Bond Funds Average
o Lehman Municipal Bond Index

INVESTMENT ADVISER
Citibank, N.A.

+A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER

CARLA WROCKLAGE
Vice President, Citibank, N.A.

Ms. Wrocklage assumed responsibility for the management of the Fund on July 1, 1995. Ms. Wrocklage has over 9 years of tax exempt portfolio management experience. Prior to joining the Adviser in 1995, she was a municipal bond fund portfolio manager for Prudential Insurance Company of America. She began her career with Keystone Group.

-------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS

     Because yields on municipal bonds remained high throughout most of 1995, we took advantage of the situation by maintaining a longer-than-average duration (a measure of sensitivity to interest rate changes) for most of the year. This strategy enabled us to capture prevailing yields while positioning the portfolio to participate in the potential for capital gains when municipal bond yields return to more normal levels relative to taxable bonds.

     We also took advantage of these unusual conditions to improve the quality of the portfolio while sacrificing only minimal yield. For example, the percentage of bonds rated BBB/Baa declined from 52% at mid-year to 39% at year-end. Conversely, the percentage of the portfolio rated AAA/Aaa increased from 21% to 29%.

-------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER

"When the year began, we expected the municipal bond market to outperform the taxable bond market. But the flat tax proposals in Congress changed all that."

"New supply of tax-free bonds continues to decline. We estimate that about $50 billion came out of the municipal market in 1995."

"New York municipal bonds are particularly undervalued in today's marketplace, making them excellent investments for New York residents seeking tax-free income."

-------------------------------------------------------------------------------
STRATEGY AND OUTLOOK

     We are quite optimistic regarding the prospects for municipal bonds in 1996 and beyond. As long as uncertainty persists regarding tax reform, tax-free investments probably will not return to their true valuation levels relative to taxable bonds. However, as investors become increasingly convinced that a flat tax may not be adopted, we believe that the demand for municipal bonds should increase, causing yields to fall and prices to rise. At the same time, the supply of new bonds should decrease as municipalities retire debt, refinance or turn to the short-term markets for their financing needs.

     We will continue to manage the portfolio actively with an eye toward maintaining competitive levels of tax-free income and acquiring good values in New York municipal bonds. We also intend to maintain the high credit quality of the portfolio, which is especially important in an economic environment characterized by a modest growth rate.

Landmark New York Tax Free Income Fund
-------------------------------------------------------------------------------
BY THE NUMBERS

                        CHANGES IN PORTFOLIO COMPOSITION

Portfolio of Investments
    as of 12/31/95                        . . . Compared to 12/31/94

GENERAL OBLIGATION BONDS          12%     GENERAL OBLIGATION BONDS            7%
CASH/SHORT TERM/OTHER              2%     CASH/SHORT TERM/OTHER               1%
OTHER REVENUE                     16%     OTHER REVENUE                      13%
STATE AGENCIES                    17%     STATE AGENCIES                     17%
WATER/SEWER REVENUE               13%     WATER/SEWER REVENUE                16%
TRANSPORTATION REVENUE            13%     TRANSPORTATION REVENUE             12%
POWER REVENUE                      5%     POWER REVENUE                       4%
HOUSING REVENUE                    9%     HOUSING REVENUE                    10%
GTD./PREREFUNDED                  13%     GTD./PREREFUNDED                   20%

--------------------------------------------------------------------------------
FUND DATA All Periods Ending December 31, 1995

                                                       TOTAL RETURNS
                                                 ---------------------------
                                                                      SINCE
                                                ONE         FIVE      9/8/86
                                               YEAR        YEARS*   (INCEPTION)*
                                               ----         ----    ----------
Landmark New York Tax Free Income Fund
  without Sales Charge........................ 17.89%       8.17%       7.20%
Lipper New York Municipal Bond Funds Average.. 16.73%       8.69%       7.41%+
Lehman Municipal Bond Index................... 17.46%       8.82%       8.29%+
Landmark New York Tax Free Income Fund
  with Maximum Sales Charge of 4.00%.......... 13.17%       7.29%       6.73%
*  Average annual total return
+  From 8/31/86

30-Day SEC Yield                 4.83%
Income Dividends Per Share       $0.60

--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS

A $10,000 investment in the Fund made on inception date would have grown to $17,069 with sales charge (as of 12/31/95). The graph shows how this compares to our bench mark over the same period.

The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

                            NY TAX FREE INCOME

                     Landmark        Landmark
                       N.Y.            N.Y.
                     Tax Free        Tax Free    Lipper NY       Lehman
                   Income Fund     Income Fund   State Muni     Muni Bond
                     Without          With         Funds          Index
                   Sales Charge    Sales Charge   Average      (Unmanaged)

                      $10,000         $9,600       $10,000       $10,000
    Sep-86             $9,900         $9,504        $9,956        $9,958
    Oct-86            $10,141         $9,735       $10,198       $10,064
    Nov-86            $10,329         $9,915       $10,370       $10,135
    Dec-86            $10,331         $9,917       $10,375       $10,156
    Jan-87            $10,535        $10,113       $10,586       $10,233
    Feb-87            $10,603        $10,179       $10,679       $10,283
    Mar-87            $10,556        $10,134       $10,631       $10,289
    Apr-87             $9,731         $9,342        $9,887       $10,176
    May-87             $9,608         $9,224        $9,779       $10,178
    Jun-87             $9,973         $9,574       $10,019       $10,293
    Jul-87            $10,042         $9,641       $10,120       $10,338
    Aug-87            $10,053         $9,651       $10,157       $10,339
    Sep-87             $9,453         $9,075        $9,681       $10,266
    Oct-87             $9,430         $9,052        $9,725       $10,502
    Nov-87             $9,804         $9,412        $9,991       $10,572
    Dec-87             $9,996         $9,596       $10,205       $10,653
    Jan-88            $10,399         $9,983       $10,608       $10,851
    Feb-88            $10,514        $10,094       $10,709       $10,950
    Mar-88            $10,187         $9,779       $10,480       $10,946
    Apr-88            $10,219         $9,810       $10,529       $10,948
    May-88            $10,249         $9,839       $10,535       $10,921
    Jun-88            $10,431        $10,014       $10,701       $11,053
    Jul-88            $10,490        $10,071       $10,766       $11,044
    Aug-88            $10,523        $10,102       $10,805       $11,056
    Sep-88            $10,737        $10,308       $11,012       $11,208
    Oct-88            $11,011        $10,571       $11,255       $11,337
    Nov-88            $10,879        $10,444       $11,123       $11,278
    Dec-88            $11,111        $10,666       $11,293       $11,292
    Jan-89            $11,250        $10,800       $11,454       $11,386
    Feb-89            $11,082        $10,639       $11,353       $11,366
    Mar-89            $11,120        $10,675       $11,336       $11,413
    Apr-89            $11,443        $10,986       $11,626       $11,624
    May-89            $11,713        $11,245       $11,846       $11,806
    Jun-89            $11,862        $11,388       $12,003       $12,063
    Jul-89            $12,017        $11,536       $12,128       $12,277
    Aug-89            $11,837        $11,363       $12,009       $12,155
    Sep-89            $11,696        $11,228       $11,955       $12,221
    Oct-89            $11,862        $11,387       $12,058       $12,442
    Nov-89            $12,073        $11,591       $12,242       $12,556
    Dec-89            $12,191        $11,704       $12,341       $12,600
    Jan-90            $12,058        $11,576       $12,210       $12,570
    Feb-90            $12,111        $11,627       $12,314       $12,627
    Mar-90            $12,115        $11,630       $12,283       $12,652
    Apr-90            $11,924        $11,447       $12,130       $12,653
    May-90            $12,246        $11,756       $12,442       $12,880
    Jun-90            $12,415        $11,919       $12,588       $13,030
    Jul-90            $12,691        $12,183       $12,823       $13,205
    Aug-90            $12,389        $11,893       $12,558       $13,219
    Sep-90            $12,319        $11,826       $12,507       $13,219
    Oct-90            $12,485        $11,986       $12,631       $13,498
    Nov-90            $12,888        $12,372       $12,919       $13,654
    Dec-90            $12,915        $12,398       $12,961       $13,830
    Jan-91            $13,131        $12,606       $13,138       $13,964
    Feb-91            $13,114        $12,589       $13,210       $14,048
    Mar-91            $13,113        $12,588       $13,259       $14,135
    Apr-91            $13,318        $12,785       $13,466       $14,279
    May-91            $13,432        $12,895       $13,571       $14,363
    Jun-91            $13,420        $12,883       $13,557       $14,398
    Jul-91            $13,618        $13,073       $13,777       $14,542
    Aug-91            $13,816        $13,264       $13,975       $14,780
    Sep-91            $14,036        $13,474       $14,185       $14,981
    Oct-91            $14,183        $13,616       $14,321       $15,157
    Nov-91            $14,197        $13,629       $14,341       $15,328
    Dec-91            $14,508        $13,928       $14,636       $15,624
    Jan-92            $14,457        $13,879       $14,556       $15,544
    Feb-92            $14,493        $13,914       $14,610       $15,584
    Mar-92            $14,449        $13,871       $14,656       $15,547
    Apr-92            $14,542        $13,961       $14,812       $15,698
    May-92            $14,787        $14,195       $15,028       $15,889
    Jun-92            $15,086        $14,482       $15,339       $16,096
    Jul-92            $15,605        $14,981       $15,900       $16,347
    Aug-92            $15,379        $14,764       $15,659       $16,512
    Sep-92            $15,431        $14,814       $15,706       $16,709
    Oct-92            $15,153        $14,547       $15,445       $16,541
    Nov-92            $15,498        $14,878       $15,823       $16,485
    Dec-92            $15,648        $15,022       $16,026       $16,670
    Jan-93            $15,896        $15,260       $16,223       $16,933
    Feb-93            $16,505        $15,845       $16,866       $17,131
    Mar-93            $16,369        $15,714       $16,694       $17,190
    Apr-93            $16,494        $15,834       $16,877       $17,320
    May-93            $16,531        $15,869       $16,995       $17,261
    Jun-93            $16,804        $16,132       $17,281       $17,448
    Jul-93            $16,810        $16,138       $17,276       $17,479
    Aug-93            $17,099        $16,415       $17,652       $17,689
    Sep-93            $17,297        $16,605       $17,848       $17,747
    Oct-93            $17,327        $16,634       $17,882       $17,790
    Nov-93            $17,170        $16,483       $17,682       $17,751
    Dec-93            $17,530        $16,829       $18,053       $17,822
    Jan-94            $17,701        $16,993       $18,245       $17,970
    Feb-94            $17,264        $16,574       $17,787       $17,786
    Mar-94            $16,482        $15,823       $16,986       $17,612
    Apr-94            $16,513        $15,852       $17,003       $17,510
    May-94            $16,652        $15,986       $17,170       $17,529
    Jun-94            $16,450        $15,792       $17,050       $17,555
    Jul-94            $16,778        $16,107       $17,350       $17,747
    Aug-94            $16,856        $16,182       $17,407       $17,802
    Sep-94            $16,526        $15,865       $17,073       $17,706
    Oct-94            $16,209        $15,561       $16,701       $17,729
    Nov-94            $15,845        $15,211       $16,246       $17,640
    Dec-94            $16,221        $15,572       $16,696       $17,681
    Jan-95            $16,672        $16,005       $17,167       $17,949
    Feb-95            $17,157        $16,471       $17,720       $18,253
    Mar-95            $17,353        $16,659       $17,871       $18,355
    Apr-95            $17,368        $16,673       $17,892       $18,544
    May-95            $18,024        $17,303       $18,468       $18,971
    Jun-95            $17,777        $17,065       $18,221       $19,084
    Jul-95            $17,863        $17,148       $18,334       $19,126
    Aug-95            $18,097        $17,373       $18,541       $19,256
    Sep-95            $18,148        $17,422       $18,637       $19,364
    Oct-95            $18,551        $17,809       $18,939       $19,552
    Nov-95            $18,956        $18,198       $19,303       $19,755
    Dec-95            $19,126        $18,361       $19,502       $19,927

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio Of Investments December 31, 1995

MOODY'S
BOND                                    PRINCIPAL
RATING                                   AMOUNT
(UNAUDITED) ISSUER                   (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.1%
GENERAL OBLIGATION BONDS -- 11.6%
BAA1 New York City, NY Series F,
       7.65% due 2/1/06...............    $3,000                $ 3,318,360
BAA1 New York City, NY Series F,
       8.40% due 11/15/06.............       620                    726,249
BAA1 New York City, NY Series B,
       6.375% due 8/15/11.............     1,500                  1,549,635
BAA1 New York City, NY Series F,
       6.625% due 2/15/25.............     1,250                  1,303,588
A    New York State,
       5.80% due 10/1/12..............     1,615                  1,666,438
AAA  Puerto Rico, Public Building
       Authority Series A,
       6.25% due 7/1/13...............     1,700                  1,928,701
                                                                -----------
                                                                 10,492,971
                                                                -----------
GUARANTEED/PREREFUNDED AND ETM -- 13.3%
AAA  New York City, NY Series F,
       8.40% due 11/15/06.............     1,380                  1,682,496
AAA  New York State Housing
       Finance Agency, ETM,
       7.90% due 11/1/06..............     5,750                  7,058,010
AAA  Puerto Rico Commonwealth
       Highway Authority,
       8.00% due 7/1/05...............     2,900                  3,228,715
                                                                -----------
                                                                 11,969,221
                                                                -----------
HOUSING REVENUE -- 9.1%
AA   New York State Mortgage
       Agency Revenue, AMT,
       7.25% due 10/1/07..............     6,075                  6,599,516
AA   New York State Mortgage
       Agency Revenue, AMT,
       7.75% due 10/1/23..............     1,470                  1,587,409
                                                                -----------
                                                                  8,186,925
                                                                -----------
POWER REVENUE -- 5.1%
AAA  New York State Energy
       Research & Development
       Authority, AMT,
       5.95% due 12/1/27..............     2,000                  2,008,240
BAA1 Puerto Rico Electric
       Power Authority,
       6.125% due 7/1/09..............     1,000                  1,097,840
BAA1 Puerto Rico Electric
       Power Authority,
       5.25% due 7/1/21...............     1,500                  1,447,020
                                                                -----------
                                                                  4,553,100
                                                                -----------
STATE AGENCIES -- 17.3%
BAA1 New York State Dormitory
       Authority, 5.25% due 5/15/13...     2,000                  1,922,060
AAA  New York State Dormitory
       Authority, 5.375% due 7/1/14...     1,000                    995,840
AAA  New York State Dormitory
       Authority, 5.75% due 7/1/18....     3,000                  3,176,460
AAA  New York State Dormitory
       Authority, 5.00% due 7/1/20....     2,000                  1,889,500
BAA1 New York State Dormitory
       Authority, 5.25% due 5/15/21...     1,000                    926,080
BAA1 New York State Dormitory
       Authority, 5.40% due 5/15/23...     1,690                  1,602,340
BAA1 New York State Urban
       Development Revenue,
       5.875% due 4/1/09..............     1,245                  1,269,141
BAA1 New York State Urban
       Development Revenue,
       5.50% due 1/1/14...............     2,000                  1,974,720
BAA1 New York State Urban
       Development Revenue,
       5.25% due 1/1/21...............     2,000                  1,863,240
                                                                -----------
                                                                 15,619,381
                                                                -----------

TRANSPORTATION REVENUE -- 12.4%
BAA1 Metropolitan Transportation
       Authority, NY, 5.75% due 7/1/13     4,000                  4,047,400
BAA1 New York State Thruway
       Authority, 5.875% due 4/1/14...     1,000                  1,009,760
BAA1 Puerto Rico Commonwealth
       Highway Authority,
       5.50% due 7/1/13...............     1,125                  1,126,091
BAA1 Puerto Rico Commonwealth
       Highway Authority,
       5.50% due 7/1/15...............     1,000                    999,930
BAA1 Triborough Bridge & Tunnel
       Authority, 7.25% due 1/1/10....     3,500                  4,035,185
                                                                -----------
                                                                 11,218,366
                                                                -----------
WATER AND SEWER REVENUE -- 13.3%
AAA  New York City Municipal Water
       Finance, 5.50% due 6/15/15.....     1,500                  1,507,545
AAA  New York City Municipal Water
       Finance, 5.50% due 6/15/23.....     1,000                    982,150
AA   New York State Environmental
       Facilities, 7.00% due 6/15/12..     3,360                  3,806,006
AA   New York State Environmental
       Facilities, 7.50% due 6/15/12..     3,000                  3,407,220
A1   New York State Environmental
       Facilities, 7.125% due 7/1/12..     2,100                  2,323,397
                                                                -----------
                                                                 12,026,318
                                                                -----------
OTHER REVENUE -- 16.0%
N/R  New York City Industrial
       Development Agency,
       7.00% due 5/1/08...............       800                    840,560
A    New York City Industrial
       Development Agency, AMT,
       6.00% due 1/1/15...............     2,000                  2,027,480
BAA1 New York State Dormitory
        Authority, Canisius College,
        5.60% due 7/1/23..............     1,900                  1,905,605
A    New York State Local Government
       Assistance Series D,
       5.00% due 4/1/23...............     4,000                  3,768,160
A    New York State Local Government
       Assistance Series E,
       6.00% due 4/1/14...............    $2,000                 $2,157,240
AAA  New York State Medical
       Care Facilities,
       6.90% due 8/15/34..............     1,000                  1,109,400
BAA  Onondaga County, NY Resource
       Recovery Revenue, AMT,
       7.00% due 5/1/15...............     2,500                  2,615,350
                                                                -----------
                                                                 14,423,795
                                                                -----------
TOTAL MUNICIPAL BONDS
 (Identified Cost $81,578,762)........                           88,490,077
                                                                -----------
________________________________________________________________________________
 VARIABLE RATE DEMAND NOTES*--0.3%
________________________________________________________________________________
New York State Job Development
  Authority, AMT, due 3/1/07..........       100                    100,000
New York City Municipal Water
  Finance Authority, due 6/15/24......       200                    200,000
                                                                -----------
TOTAL VARIABLE RATE DEMAND NOTES
  at Amortized Cost...................                              300,000
                                                                -----------
TOTAL INVESTMENTS
  (Identified Cost $81,878,762).......     98.4%                $88,790,077
OTHER ASSETS,
 LESS LIABILITIES.....................      1.6%                  1,474,163
                                          -----                 -----------
NET ASSETS............................    100.0%                $90,264,240
                                          =====                 ===========

AMT - Subject to Alternate Minimum Tax

ETM - Escrow to Maturity for timely payment of principal

*Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

  Landmark New York Tax Free Income Fund
-------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments, at value (Note 1A) (Identified Cost, $81,878,762).............                        $88,790,077
Cash.......................................................................                             67,200
Interest receivable........................................................                          1,598,929
Receivable for shares of beneficial interest sold..........................                             25,245
                                                                                                   -----------
    Total assets...........................................................                         90,481,451
                                                                                                   -----------

LIABILITIES:
Payable for shares of beneficial interest repurchased......................                            115,032
Payable to affiliates:
  Investment advisory fees (Note 2)........................................      $12,535
  Shareholder servicing agents' fees (Note 3B).............................       19,130                31,665
                                                                                 -------
Accrued expenses and other liabilities.....................................                             70,514
                                                                                                   -----------
    Total liabilities......................................................                            217,211
                                                                                                   -----------

NET ASSETS for 8,021,739 shares of beneficial interest outstanding.........                        $90,264,240
                                                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital............................................................                        $89,822,740
Accumulated net realized loss on investments...............................                         (6,527,062)
Unrealized appreciation of investments.....................................                          6,911,315
Undistributed net investment income........................................                             57,247
                                                                                                   -----------
    Total..................................................................                        $90,264,240
                                                                                                   ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST......                             $11.25
                                                                                                        ======

COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.00% sales charge ($11.25 / 0.96)                          $11.72
                                                                                                        ======

See notes to financial statements

  Landmark New York Tax Free Income Fund
-------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended December 31, 1995

INVESTMENT INCOME (Note 1B):
Interest...................................................................                         $5,681,787

EXPENSES:
Investment advisory fees (Note 2)..........................................   $  354,135
Shareholder servicing agents' fees (Note 3B)...............................      354,135
Administrative fees (Note 3A)..............................................      177,067
Custodian fees.............................................................       72,587
Distribution fees (Note 4).................................................       44,267
Auditing services..........................................................       35,400
Shareholder reports........................................................       26,440
Legal services.............................................................       20,868
Trustee fees...............................................................       20,569
Transfer agent fees........................................................       12,000
Miscellaneous..............................................................       10,670
                                                                               ---------
    Total expenses.........................................................    1,128,138

Less aggregate amount waived by Investment Adviser,
  Administrator, Shareholder Servicing Agents and Distributor
  (Notes 2, 3A, 3B, and 4) ................................................     (416,884)
Less fees paid indirectly (Note 1G)........................................       (3,028)
                                                                               ---------
    Net expenses...........................................................                            708,226
                                                                                                     ---------
    Net investment income..................................................                          4,973,561
                                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions...............................                          2,495,369
Unrealized appreciation (depreciation) of investments--
  Beginning of period......................................................     (166,553)
  End of period............................................................    6,911,315
                                                                               ---------
Net change in unrealized appreciation (depreciation).......................                          7,077,868
                                                                                                   -----------
Net realized and unrealized gain (loss) on investments.....................                          9,573,237
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $14,546,798
                                                                                                   ===========

See notes to financial statements

  Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
                                                                              YEAR ENDED        YEAR ENDED
                                                                           DECEMBER 31, 1995 DECEMBER 31, 1994
                                                                           ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.....................................................    $ 4,973,561      $  5,816,426
Net realized gain (loss) on investment transactions.......................      2,495,369        (6,997,961)
Net change in unrealized appreciation (depreciation) of investments.......      7,077,868        (7,584,448)
                                                                              -----------      ------------
Net increase (decrease) in net assets resulting from operations...........     14,546,798        (8,765,983)
                                                                              -----------      ------------

DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income.....................................................     (4,916,314)       (5,834,049)
                                                                              ------------     ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares..........................................      3,497,861        10,231,447
Net asset value of shares issued to shareholders from
  reinvestment of dividends...............................................      4,906,229         5,829,596
Cost of shares repurchased................................................    (14,169,410)      (35,886,289)
                                                                              -----------      ------------
  Net decrease in net assets from
    transactions in shares of beneficial interest.........................     (5,765,320)      (19,825,246)
                                                                              -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      3,865,164       (34,425,278)

NET ASSETS:
Beginning of period.......................................................      86,399,076       120,824,354
                                                                              ------------     -------------
End of period (including undistributed net investment
  income of $57,247 and $44,856, respectively)............................    $ 90,264,240     $ 86,399,076
                                                                              ============     ============

See notes to financial statements

  Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

                                                                   FOUR MONTHS
                                             YEAR         YEAR        ENDED
                                             ENDED        ENDED     DECEMBER 31,        YEAR ENDED AUGUST 31
                                         DECEMBER 31,  DECEMBER 31,    1993       -------------------------------
                                             1995         1994       (NOTE 1D)     1993         1992       1991
                                            -----        -----        ------       ----         ----       ----
Net Asset Value, beginning of period      $ 10.09      $ 11.54      $  11.44     $  10.82     $ 10.27     $  9.77
                                          -------      -------      --------     --------     -------     -------
Income From Operations:
Net investment income............           0.607        0.566         0.210        0.567       0.589       0.583
Net realized and unrealized gain (loss)
  on investments.................           1.153       (1.415)        0.076        0.610       0.541       0.510
                                          -------      -------      --------     --------     -------     -------
    Total from operations........           1.760       (0.849)        0.286        1.177       1.130       1.093
                                          -------      -------      --------     --------     -------     -------
Less Dividends From:
  Net investment income..........          (0.600)      (0.601)       (0.186)      (0.557)     (0.580)     (0.593)
                                          -------      -------      --------     --------     -------     -------
  Net Asset Value, end of period.         $ 11.25      $ 10.09      $  11.54     $  11.44     $ 10.82     $ 10.27
                                          =======      =======      ========     ========     =======     =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) $90,264      $86,399      $120,824     $111,583     $81,185     $73,884
Ratio of expenses to average net assets     0.80%        0.80%        0.80%+        0.80%       0.80%       0.81%
Ratio of net investment income to
  average net assets.............           5.62%        5.52%        4.84%+        5.11%       5.58%       5.82%
Portfolio turnover...............             98%         150%          46%+         149%        143%        337%
Total return.....................          17.89%      (7.47)%       2.52%**       11.19%      11.31%      11.52%

    Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the Fiscal year ended December 31, 1995, the net investment income per share and the ratios would have been as follows:

Net investment income per share..          $0.555       $0.508        $0.191       $0.515      $0.537      $0.540

Ratios:
Expenses to average net assets...           1.27%        1.27%        1.23%+        1.27%       1.30%       1.24%
Net investment income to
  average net assets.............           5.15%        5.05%        4.40%+        4.64%       5.09%       5.39%

  + Annualized
 ** Not annualized

See notes to financial statements

  Landmark New York Tax Free Income Fund
-------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark New York Tax Free Income Fund (the "Fund") is a separate non-diversified series of Landmark Tax Free Income Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting prin ciples and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $6,527,062 of which $933,500 will expire on December 31, 1996 and $5,593,562 will expire on December 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. CHANGE IN FISCAL YEAR END -- Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to December 31.

E. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

G. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

H. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services amounted to $354,135, of which $191,039 was voluntarily waived for the year ended December 31, 1995. The investment advisory fee is computed at the annual rate of 0.40% of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust, on behalf of the Fund, has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. The Administrative fee amounted to $177,067, of which $48,777 was voluntarily waived for the year ended December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $354,135, of which $132,801 was voluntarily waived for the year ended December 31, 1995.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. Under the Administrative Services Plan distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets, which amounted to $44,267, all of which was voluntarily waived for the year ended December 31, 1995.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $84,272,526 and $90,797,652, respectively.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                          Year Ended      Year Ended
                                                                         December 31,    December 31,
                                                                             1995            1994
                                                                         -----------     -----------
Shares sold............ ................................................     323,585         921,675
Shares issued to shareholders from reinvestment of dividends............     457,160         549,080
Shares repurchased .....................................................  (1,319,122)     (3,381,031)
                                                                          ----------      ----------
Net decrease............................................................    (538,377)     (1,910,276)
                                                                          ==========      ==========

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost......................     $81,878,762
                                         ===========
Gross unrealized appreciation.......     $ 6,920,005
Gross unrealized depreciation.......          (8,690)
                                         -----------
  Net unrealized appreciation.......     $ 6,911,315
                                         ===========

(8) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1995, the commitment fee allocated to the Fund was $485. Since the line of credit was established there have been no borrowings.

Landmark New York Tax Free Income Fund
--------------------------------------------------------------------------------
INDEPENDENT
AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK NEW YORK TAX FREE INCOME FUND:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Landmark New York Tax Free Income Fund, a separate series of Landmark Tax Free Income Funds (the "Trust") (a Massachusetts business trust), as of December 31, 1995, the related statement of operations for the year ended December 31, 1995, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the years ended December 31, 1995 and 1994, the four months ended December 31, 1993 and for each of the years in the three-year period ended August 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995, by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark New York Tax Free Income Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massuchusetts
February 1, 1996
-------------------------------------------------------------------------------

________________________________________________________________________________
  Shareholder
  Servicing Agents
________________________________________________________________________________

FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citibank, N.A.
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701
or for all other States (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

[LOGO]
LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong, Jr.
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor
===============================================================================
INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

================================================================================

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                                                                  [recycle logo]

LANDMARK(SM) FUNDS
  Advised by Citibank, N.A.



LANDMARK
NATIONAL TAX FREE
INCOME FUND



ANNUAL
REPORT
DECEMBER 31, 1995

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

     1995 was an excellent year for the U.S. bond markets. Contrary to many investors' expectations at the end of 1994, this year was characterized by modest economic growth, low inflation and declining interest rates. This combination of economic influences was a recipe for above-average gains in the financial markets, and investors who exercised patience and discipline during 1994's difficult market conditions reaped the rewards provided by stronger markets in 1995.

     The Landmark Funds' investment adviser, Citibank, N.A., manages the Landmark National Tax Free Income Fund to generate high levels of current income exempt from federal personal income taxes, and to preserve the value of its shareholders' investment. Consistent with this objective, the Fund seeks to provide an attractive yield from a high-quality investment portfolio consisting of municipal obligations primarily of states, municipalities and their agencies.

     This Annual Report reviews the Fund's investment activities and performance since commencement of operations in August, 1995, and provides a summary of Citibank's perspective on and outlook for the U.S. financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.

/s/Philip W. Coolidge
President
January 20, 1996
________________________________________________________________________________

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

TABLE OF CONTENTS

  1  Letter to Shareholders
-------------------------------------------------------------------------------
  2  Market Environment
     Fund Snapshot
-------------------------------------------------------------------------------
  3  Portfolio Manager
     The Portfolio Manager Responds
     Fund Quotes
-------------------------------------------------------------------------------
  4  Strategy and Outlook
     Landmark National Tax Free
      Income Fund--by the Numbers
-------------------------------------------------------------------------------
  5  Fund Data
     Performance Highlights
-------------------------------------------------------------------------------
  6  Portfolio of Investments
-------------------------------------------------------------------------------
  7  Statement of Assets and Liabilities
-------------------------------------------------------------------------------
  8  Statement of Operations
-------------------------------------------------------------------------------
  9  Statement of Changes in Net Assets
-------------------------------------------------------------------------------
 10  Financial Highlights
-------------------------------------------------------------------------------
 11  Notes to Financial Statements
-------------------------------------------------------------------------------
 14 Independent Auditors' Report
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  MARKET ENVIRONMENT
-------------------------------------------------------------------------------

     When 1995 began, the prospects for municipal bonds appeared to be excellent. A declining supply of new issues, combined with steady demand for tax-advantaged investments, was expected to create a situation in which investors bid up the price of municipal bonds. Unfortunately, this scenario has not yet occurred. While municipal bonds remain in relatively short supply, proposals in Congress for replacing the current federal income tax with a flat tax have constrained demand. Because many investors are uncertain of the tax advantages municipal bonds will provide in the future, they are reluctant to invest in longer term municipal securities.

     Yet, in our view, the current environment is ripe with opportunity. At year-end, 30 year AAA-rated municipal bonds were yielding an average of 5.25% of comparable, taxable U.S. Treasury securities. In effect, investors in the 36% tax bracket holding a tax-free bond yielding 5.25% would have to own a taxable bond yielding 8.20% to earn the same amount of investment income on an after-tax basis. In our view, municipal bonds represent one of the most undervalued and attractive sectors of the fixed-income marketplace.

-------------------------------------------------------------------------------
  FUND SNAPSHOT
-------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
August 17, 1995

NET ASSETS AS OF 12/31/95
$1.3 million

FUND OBJECTIVE
To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

DIVIDENDS
Paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS

o Lipper General Municipal Bond Funds Average
o Lehman Municipal Bond Index

INVESTMENT ADVISER
Citibank, N.A.

+A portion of the income may be subject to the Federal Alternative Minimum
 Tax. Consult your personal tax advisor.

-------------------------------------------------------------------------------
  PORTFOLIO MANAGER
-------------------------------------------------------------------------------

CARLA WROCKLAGE
Vice President, Citibank, N.A.

Ms. Wrocklage has been responsible for the management of the Fund since the Fund's commencement of operations August17, 1995. Ms. Wrocklage has over 9 years of tax exempt portfolio management experience. Prior to joining the Adviser in 1995, she was a municipal bond fund portfolio manager for Prudential Insurance Company of America. She began her career at Keystone Group.

-------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
-------------------------------------------------------------------------------

     Because yields on municipal bonds remained high throughout most of 1995, we took advantage of the situation by maintaining a longer-than-average duration (a measure of sensitivity to interest rate changes) for most of the year. This strategy enabled us to capture prevailing yields while positioning the portfolio to participate in the potential for capital gains when municipal bond yields return to more normal levels relative to taxable bonds.

     In addition, since the Fund commenced operations in August, we have built a broadly diversified portfolio of municipal bonds representing a broad cross-section of states, municipalities and their agencies. As of year-end, the portfolio contained bonds of municipal issuers in 13 states.


-------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
-------------------------------------------------------------------------------

"When the year began, we expected the municipal bond market to outperform the taxable bond market. But the flat tax proposals in Congress changed all that."

"New supply of tax-free bonds continues to decline. We estimate that about $50 billion came out of the municipal market in 1995."

"Municipal bonds are particularly undervalued in today's marketplace, making them excellent investments for investors seeking tax-free income."

-------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
-------------------------------------------------------------------------------
     We are quite optimistic regarding the prospects for municipal bonds in 1996 and beyond. As long as uncertainty persists regarding tax reform, tax-free investments probably will not return to their true valuation levels relative to taxable bonds. However, as investors become increasingly convinced that a flat tax may not be adopted, we believe that demand for municipal bonds should increase, causing yields to fall and prices to rise. At the same time, the supply of new bonds should decrease as municipalities retire debt, refinance or turn to the short-term markets for their financing needs.

     We will continue to manage the portfolio actively with an eye toward maintaining competitive levels of tax-free income and acquiring good values in municipal bonds. We also intend to maintain the high credit quality of the portfolio, which is especially important in an economic environment characterized by a modest growth rate.

  Landmark National Tax Free Income Fund
-------------------------------------------------------------------------------
  BY THE NUMBERS
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

Portfolio of Investments
as of 12/31/95

General Obligation Bonds    31%
Transportation Revenue      16%
Other Revenue               15%
Water/Sewer Revenue         12%
Cash/Short Term/Other       10%
State Agencies               7%
Power Revenue                5%
Housing Revenue              4%


-------------------------------------------------------------------------------
  FUND DATA  Period Ending December 31, 1995
-------------------------------------------------------------------------------
                                                                Total Returns
                                                                -------------
                                                                    Since
                                                                   8/17/95
                                                                 (Inception)*
                                                                 ------------

Landmark National Tax Free Income Fund without Sales Charge....     7.43%
Lipper General Municipal Bond Funds Average....................     6.45%+
Lehman Municipal Bond Index....................................     6.11%+
Landmark National Tax Free Income Fund with Maximum
 Sales Charge of 4.00% ........................................     3.10%
*Total Return from 8/17/95 (Commencement of Operations)
 to December 31, 1995
+From 8/31/95

30-Day SEC Yield                5.39%
Income Dividends Per Share      $0.1875

-------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,052 with sales charge (as of 12/31/95). The graph shows how this compares to our bench mark over the same period.

The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.


Notes: All Fund Performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guide-lines for comparative purposes for prospective investors.

                          NATIONAL TAX FREE INCOME FUND

               Landmark
             National Tax       Landmark
              Free Income     National Tax      Lipper
                Fund -        Free Income       General      Lehman
               Without        Fund - with      Municipal    Municipal
                Sales             Sales       Bond Funds   Bond Index
                Charge           Charge         Average    (Unmanaged)

               $10,000          $ 9,600        $10,000       $10,000
Aug-95         $10,190          $ 9,782        $10,110       $10,127
Sep-96         $10,248          $ 9,838        $10,170       $10,191
Oct-95         $10,456          $10,038        $10,327       $10,339
Nov-95         $10,636          $10,211        $10,527       $10,510
Dec-95         $10,743          $10,314        $10,644       $10,611

Landmark National Tax Free Income Fund
Portfolio Of Investments  December 31, 1995


MOODY'S
BOND                                          PRINCIPAL
RATING                                          AMOUNT
(UNAUDITED) ISSUER                          (000'S OMITTED)         VALUE
-------------------------------------------------------------------------------

 MUNICIPAL BONDS--90.7%

GENERAL OBLIGATION BONDS -- 31.3%
Aaa  Massachusetts State, Construction Loan,
      5.625% due 8/1/13...........................$ 50            $   51,309
Aa    Metro, Oregon Open Space Program
      Series A, 5.50% due 9/1/10..................  50                51,536
Baa1  New York, New York, 6.25% due 8/1/17 ....... 200               203,052
Aaa  San Anselmo, California, 5.60% due 8/1/11....  50                51,464
Aa1  Winston Salem, North Carolina,
      5.40% due 6/1/11............................  50                51,840
                                                                  ----------
                                                                     409,201
                                                                  ----------
HOUSING REVENUE -- 3.9%
Aa   Hawaii State Housing Finance & Development
       Authority, 5.70% due 7/1/13................  50                50,465
                                                                  ----------
POWER REVENUE -- 5.0%
A1   New York State Energy Research & Development
      Authority, 7.50% due 7/1/25.................  60                65,720
                                                                  ----------
STATE AGENCIES -- 7.3%
Baa1 New York State Dormitory Authority,
      5.50% due 5/15/23........................... 100                95,784
                                                                  ----------
TRANSPORTATION REVENUE -- 16.2%
Baa  Arapahoe County, Colorado Capital
      Improvement, 7.00% due 8/31/26.............. 150               161,394
A1   Port Authority of New York & New Jersey,
      4.50% due 10/1/04...........................  50                49,507
                                                                  ----------
                                                                     210,901
                                                                  ----------
WATER AND SEWER REVENUE -- 11.7%
Aaa  Bexar, Texas Metropolitan Water
      District, 6.00% due 5/1/15..................  50                52,580
Aaa  Pittsburgh, Pennsylvania Water & Sewer
      Systems, 5.50% due 9/1/14...................  50                50,380
Aa   Virginia State Resource Authority Water
      & Sewer Authority, 5.60% due 10/1/25........  50                50,255
                                                                  ----------
                                                                     153,215
                                                                  ----------
OTHER REVENUE -- 15.3%
Aaa  Connecticut State Special Tax Obligation,
      4.70% due 10/1/04...........................  50                50,120
Aaa  Oregon State Department
      Administration Services Series A, 5.375%
       due 11/1/16................................  50                49,592
Aaa  Pleasanton, California School District,
      5.60% due 8/1/11............................  50                52,014
Aaa  University of Montana Revenue Facility,
      5.00% due 11/15/17..........................  50                47,570
                                                                  ----------
                                                                     199,296
                                                                  ----------
TOTAL MUNICIPAL BONDS (Identified Cost $1,121,666)                $1,184,582
                                                                  ----------
VARIABLE RATE DEMAND NOTES*
  AT AMORTIZED COST -- 3.8%

Jackson County, Mississippi Pollution Control
  Authority, 5.90% due 6/1/23.....................  50                50,000
                                                                  ----------
TOTAL INVESTMENTS (Identified Cost $1,171,666)....94.5%            1,234,582
OTHER ASSETS, LESS LIABILITIES...................  5.5                71,545
                                                                  ----------
NET ASSETS.......................................100.0%           $1,306,127
                                                ======            ==========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

  Landmark National Tax Free Income Fund

  Statement Of Assets And Liabilities  December 31, 1995



ASSETS:
Investments, at value (Note 1A)
 (Identified Cost, $1,171,666)...................             $1,234,582
Cash.............................................                 13,473
Interest receivable..............................                 22,154
Receivable for shares of beneficial interest sold                 37,609
                                                              ----------
    Total assets.................................              1,307,818
                                                              ----------

LIABILITIES:
Dividends Payable................................                  1,691
                                                              ----------
    Total liabilities............................                  1,691
                                                              ----------
NET ASSETS for 123,773 shares of beneficial
  interest outstanding...........................             $1,306,127
                                                              ==========
NET ASSETS CONSIST OF:
Paid-in capital..................................             $1,243,211
Unrealized appreciation of investments...........                 62,916
                                                              ----------
    Total........................................             $1,306,127
                                                              ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  OF BENEFICIAL INTEREST.........................                 $10.55
                                                                  ======
COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a
   4.00% sales charge ($10.55 / 0.96)............                 $10.99
                                                                  ======

See notes to financial statements

Landmark National Tax Free Income Fund
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period August 17, 1995 (Commencement of Operations) to December 31, 1995

INVESTMENT INCOME (Note 1B):
Interest....................................                          $22,587

EXPENSES:
Custodian fees..............................           $15,749
Auditing services...........................            15,000
Legal services..............................             6,190
Trustee fees................................             3,600
Transfer agent fees.........................             3,000
Shareholder reports.........................             3,000
Investment advisory fees (Note 2)...........             1,723
Shareholder servicing agents' fees (Note 3B)             1,723
Administrative fees (Note 3A)...............               862
Distribution fees (Note 4)..................               216
Miscellaneous...............................             1,080
                                                       -------
    Total expenses..........................            52,143

Less expenses assumed by the administrator..           (46,895)
Less fees paid indirectly (Note 1E).........              (724)
Less aggregate amount waived by Investment
  Adviser, Administrator, Shareholder Servicing
  Agents and Distributor (Notes 2, 3A, 3B, and 4)       (4,524)
                                                       -------
    Net expenses...........................                              --
                                                                      -------
    Net investment income..................                            22,587
                                                                      -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investment
  transactions.............................                               --
Unrealized appreciation (depreciation) of
  investments--
  Beginning of period......................                --
  End of period............................             62,916
                                                       -------
Net change in unrealized appreciation
 (depreciation)............................                            62,916
                                                                      -------
Net realized and unrealized gain (loss)
  on investments...........................                            62,916
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .........................                           $85,503
                                                                      =======

See notes to financial statements

Landmark National Tax Free Income Fund
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                             AUGUST 17, 1995
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income.....................................     $   22,587
Net realized gain (loss) on investment transactions.......          --
Net change in unrealized appreciation
 (depreciation) of investments............................         62,916
                                                               ----------
Net increase (decrease) in net assets
 resulting from operations................................         85,503
                                                               ----------

DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income.....................................       (22,707)
                                                               ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares..........................      1,477,019
Net asset value of shares issued to shareholders from
  reinvestment of dividends...............................         21,014
Cost of shares repurchased................................      (254,702)
                                                               ----------
  Net increase in net assets from
    transactions in shares of beneficial interest.........      1,243,331
                                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................      1,306,127

NET ASSETS:
Beginning of period.......................................          --
                                                               ----------
End of period.............................................     $1,306,127
                                                               ==========

See notes to financial statements

Landmark National Tax Free Income Fund
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AUGUST 17, 1995
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            -----------------
Net Asset Value, beginning of period..........................    $ 10.00
                                                                  -------
Income From Operations:
Net investment income.........................................      0.187
Net realized and unrealized gain (loss) on investments........      0.551
                                                                  -------
        Total from operations.................................      0.738
                                                                  -------
Less Dividends From:
  Net investment income.......................................    (0.188)
                                                                  -------
  Net Asset Value, end of period..............................    $ 10.55
                                                                  =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....................     $1,306
Ratio of expenses to average net assets.......................         0%
Ratio of net investment income to average net assets..........      5.20%+
Portfolio turnover............................................         0%
Total return..................................................      7.43%**

    Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly and had expenses been limited to that required by certain state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income per share...............................     $0.098
                                                                  -------

Ratios:
Expenses to average net assets................................      2.50%+
Net investment income to average net assets...................      2.70%+

 + Annualized
** Not annualized

See notes to financial statements

Landmark National Tax Free Income Fund
----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark National Tax Free Income Fund (the "Fund") is a separate non-diversified series of Landmark Tax Free Income Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

F. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services amounted to $1,723, all of which was voluntarily waived for the period ending December 31, 1995. The investment advisory fee is computed at the annual rate of 0.40% of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust, on behalf of the Fund, has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fis cal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. The Administrative fee amounted to $862, all of which was voluntarily waived for the period ending December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $1,723, all of which was voluntarily waived for the period ending December 31, 1995.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. Under the Administrative Services Plan distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets, which amounted to $216, all of which was voluntarily waived for the period ending December 31, 1995.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,121,666 and $0, respectively.

(6) SHARES OF BENEFICIAL INTEREST
 The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                            August 17, 1995
                                           (Commencement of
                                             Operations) to
                                            December 31, 1995
                                           ------------------
Shares sold..............................         146,053
Shares issued to shareholders from
  reinvestment of dividends..............           2,033
Shares repurchased.......................         (24,313)
                                                  -------
Net increase.............................         123,773
                                                  =======

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost............................    $1,171,666
                                              ==========
Gross unrealized appreciation.............    $   62,916
Gross unrealized depreciation.............        --
                                              ----------
  Net unrealized appreciation.............    $   62,916
                                              ==========

Landmark National Tax Free Income Fund
-----------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK NATIONAL TAX FREE INCOME FUND:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Landmark National Tax Free Income Fund, a separate series of Landmark Tax Free Income Funds (the "Trust") (a Massachusetts business trust), as of December 31, 1995, the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 17, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995, by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark National Tax Free Income Fund at December 31, 1995, and the results of its operations, the change in its net assets, and its financial highlights for the period August 17, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 1, 1996


-------------------------------------------------------------------------------

_______________________________________________________________________________
  Shareholder
  Servicing Agents
_______________________________________________________________________________

FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citibank, N.A.
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701
or for all other States (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

[LOGO]
LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

[Landmark Funds]




TO:    Securities and Exchange Commission
         Division of Investment Management
       Judiciary Plaza
       450 Fifth Street, N.W.
       Washington D.C. 20549

FROM:  Landmark Tax Free Income Funds
       Landmark New York Tax Free Income Fund
       Landmark National Tax Free Income Fund
       (CIK No. 0000794047)
       (CCC No. e$hdde9i)
       (Registration File Nos. 33-5819; 811-5034)

DATE:   March 6, 1996

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30b2-1 are the annual audited financial statements for the fiscal year ended December 31, 1995.

Please call Thomas M. Lenz of The Landmark Funds Broker-Dealer Services, Inc. at
(617) 423-0800 with any comments or questions relating to this report.